Schedule of Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized	9,076,734	9,076,724	9,076,724
Preferred stock, shares issued	9,043,234	9,043,234	9,043,234
Preferred stock, shares outstanding	9,043,234	9,043,234	9,043,234
Preferred stock, carrying value	$ 7,865	$ 7,865	$ 7,865
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	9,071,293	9,071,293	9,071,293
Preferred stock, shares issued	9,043,234	9,043,234
Preferred stock, shares outstanding	9,043,234	9,043,234
Preferred stock, carrying value		$ 7,865
Series Seed 1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	2,018,725	2,018,725
Preferred stock, shares issued	2,013,724	2,013,724
Preferred stock, shares outstanding	2,013,724	2,013,724
Preferred stock liquidation preference, value	$ 1,350	$ 1,350
Preferred stock, carrying value	$ 1,323	$ 1,323
Series Seed 1 Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		2,018,725	2,018,725
Preferred stock, shares issued		2,013,724	2,013,724
Preferred stock, shares outstanding		2,013,724	2,013,724
Preferred stock liquidation preference, value		$ 1,350	$ 1,350
Preferred stock, carrying value		$ 1,323	$ 1,323
Series Seed 2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,402,568	1,402,568
Preferred stock, shares issued	1,402,606	1,402,606
Preferred stock, shares outstanding	1,402,606	1,402,606
Preferred stock liquidation preference, value	$ 940	$ 940
Preferred stock, carrying value	$ 940	$ 940
Series Seed 2 Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1,402,568	1,402,568
Preferred stock, shares issued		1,402,606	1,402,606
Preferred stock, shares outstanding		1,402,606	1,402,606
Preferred stock liquidation preference, value		$ 940	$ 940
Preferred stock, carrying value		$ 940	$ 940
Series Seed 3 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	2,700,000	2,700,000
Preferred stock, shares issued	2,681,851	2,681,851
Preferred stock, shares outstanding	2,681,851	2,681,851
Preferred stock liquidation preference, value	$ 2,515	$ 2,515
Preferred stock, carrying value	$ 2,515	$ 2,515
Series Seed 3 Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		2,700,000	2,700,000
Preferred stock, shares issued		2,681,851	2,681,851
Preferred stock, shares outstanding		2,681,851	2,681,851
Preferred stock liquidation preference, value		$ 2,515	$ 2,515
Preferred stock, carrying value		$ 2,515	$ 2,515
Series Seed 4 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	2,950,000	2,950,000
Preferred stock, shares issued	2,945,053	2,945,053
Preferred stock, shares outstanding	2,945,053	2,945,053
Preferred stock liquidation preference, value	$ 3,100	$ 3,100
Preferred stock, carrying value	$ 3,087	$ 3,087
Series Seed 4 Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		2,950,000	2,950,000
Preferred stock, shares issued		2,945,053	2,945,053
Preferred stock, shares outstanding		2,945,053	2,945,053
Preferred stock liquidation preference, value		$ 3,100	$ 3,100
Preferred stock, carrying value		$ 3,087	$ 3,087